Stock-based compensation - Share options plan (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 CAD ($) shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 CAD ($) shares	Dec. 31, 2020 $ / shares shares	Nov. 17, 2021 shares
Number of options
Exercised (in shares))	(125,000)		(109,100)
Weighted average exercise price $ per share
Proceeds from options exercised | $	$ 519		$ 537
Share option plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period	10 years
Number of shares received per stock option (in shares)	1
Shares issued or outstanding (in shares)	0	0	125,000	125,000	0
Number of options
Beginning balance (in shares)	125,000		238,600
Exercised (in shares))	(125,000)		(109,100)
Forfeited or expired (in shares)			(4,500)
Ending balance (in shares)	0		125,000
Weighted average exercise price $ per share
Beginning balance (CAD per share) | $ / shares		$ 4.16		$ 4.61
Exercised (CAD per share) | $ / shares		4.16		4.91
Forfeited or expired (CAD per share) | $ / shares				10.13
Ending balance (CAD per share) | $ / shares		$ 0		$ 4.16
Proceeds from options exercised | $	$ 519		$ 537
Total intrinsic value of options exercised | $	$ 1,909		$ 535
Total options exercisable (in shares)	0	0	125,000	125,000